Operating Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Operating Assets and Liabilities
Summary of prepaid expenses

	December 31,
	2020	2019
	USD ‘000	USD ‘000
Insurance	329	286
Other	8	6
Total	337	292

Summary of other receivables

	December 31,
	2020	2019
	USD ‘000	USD ‘000
Value added tax receivables (“VAT”)	91	94
Other receivables	—	1
Total	91	95

Summary of accrued liabilities

	December 31,
	2020	2019
	USD ‘000	USD ‘000
Professional advisors	339	294
Other	255	220
Total	594	514